Employee Benefits Expenses	12 Months Ended
Dec. 31, 2025
Employee Benefits Expenses [Abstract]
Employee benefits expenses
20.	Employee benefits expenses

	December 31, 2025	December 31, 2024	December 31, 2023
	USD	USD	USD
Directors’ emoluments	761,244	553,793	260,115
Short term employment benefits	1,898,561	1,395,550	895,300
Defined contribution plan	226,257	195,860	141,193
Other employee benefits	49,302	6,767	14,737
	2,935,364	2,151,970	1,311,345